SHARED BASED COMPENSATION (Summary of Stock Option Activity)(Details) (Stock Options [Member], USD $)	6 Months Ended
Jun. 30, 2012
Stock Options [Member]
Number of Options
Outstanding at December 31, 2011	360,000
Granted
Exercised
Cancelled or expired
Outstanding at June 30, 2012	360,000
Exercisable at June 30, 2012	120,000
Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	$ 0.083
Outstanding at June 30, 2012	$ 0.083
Exercisable at June 30, 2012	$ 0.083
Weighted Average Remaining Contractual Life
Outstanding at June 30, 2012	9 years 3 months 7 days
Exercisable at June 30, 2012	9 years 3 months 7 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012	$ 2,400
Exercisable at June 30, 2012	$ 2,400